Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Basic and diluted earnings per share
Basic and diluted earnings per share are as follows:

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(millions, except per share data)
Net income attributable to Willis Group Holdings	$105	$108	$324	$333

Basic average number of shares outstanding	175	173	174	174
Dilutive effect of potentially issuable shares	3	3	3	2
Diluted average number of shares outstanding	178	176	177	176
Basic earnings per share:
Continuing operations	$0.60	$0.62	$1.86	$1.91
Discontinued operations	—	—	—	—
Net income attributable to Willis Group Holdings shareholders	$0.60	$0.62	$1.86	$1.91

Dilutive effect of potentially issuable shares	(0.01)	(0.01)	(0.03)	(0.02)
Diluted earnings per share:
Continuing operations	$0.59	$0.61	$1.83	$1.89
Discontinued operations	—	—	—	—
Net income attributable to Willis Group Holdings shareholders	$0.59	$0.61	$1.83	$1.89

	Years ended December 31,
	2012	2011	2010
	(millions, except per share data)
Net (loss) income attributable to Willis Group Holdings	$(446)	$204	$455
Basic average number of shares outstanding	173	173	170
Dilutive effect of potentially issuable shares	—	3	1
Diluted average number of shares outstanding	173	176	171
Basic earnings per share:
Continuing operations	$(2.58)	$1.17	$2.68
Discontinued operations	—	0.01	—
Net (loss) income attributable to Willis Group Holdings shareholders	$(2.58)	$1.18	$2.68
Dilutive effect of potentially issuable shares	—	(0.02)	(0.02)
Diluted earnings per share:
Continuing operations	$(2.58)	$1.15	$2.66
Discontinued operations	—	0.01	—
Net (loss) income attributable to Willis Group Holdings shareholders	$(2.58)	$1.16	$2.66